Note 7 - Stockholders' Equity (Details Textual) $ / shares in Units, $ in Millions	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 18, 2024	Jan. 13, 2024	Dec. 19, 2023	Jun. 01, 2023	Jan. 30, 2023 $ / shares shares	Jan. 18, 2023	Jan. 13, 2023	Dec. 31, 2023 $ / shares shares	Jun. 21, 2023 $ / shares shares	Oct. 04, 2022 $ / shares shares
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									128
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 12.39
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		20	20	20	30		40	40
Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	3,581,000					3,054				84,200	542
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.001					$ 0.001				$ 0.001	$ 0.001
Common Stock Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	8,750,000					22,250			9,595	227,000	1,256
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 2.06					$ 1,650			$ 12.39	$ 75	$ 108,960
Registered Public Offering [Member]
Stock Issued During Period, Shares, New Issues | shares	794,000					8,070
Units Issued, Stock and Warrant, Price Per Share | $ / shares	$ 2.06					$ 1,350
Units Issued, Warrant and Warrant, Warrant Per Unit | shares	2
Units Issued, Warrant and Warrant, Price Per Unit | $ / shares	$ 2.059					$ 1,349.999
Proceeds from Issuance or Sale of Equity, Net | $	$ 8.1